Stock-based compensation - Summary of Inputs Used in Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.00%	2.70%
Expected volatility	75.70%	76.00%
Expected term (in years)	6 years	6 years 1 month 6 days